Schedule of investments
Nomura Value Fund	August 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.98%♣
Communication Services — 2.50%
Alphabet Class A	71,788	$ 24,361,258
Meta Platforms Class A	32,700	18,715,518
		43,076,776
Consumer Discretionary — 11.53%
Amazon.com †	329,800	85,672,146
Lowe's	222,862	45,619,851
McDonald's	187,500	49,413,750
NIKE Class B	451,485	17,635,004
		198,340,751
Consumer Staples — 4.54%
PepsiCo	268,009	37,612,383
Procter & Gamble	278,610	40,431,883
		78,044,266
Energy — 6.41%
Chevron	275,126	56,714,474
ExxonMobil Holdings	332,942	53,587,015
		110,301,489
Financials — 20.13%
Bank of America	976,500	60,484,410
Berkshire Hathaway Class B †	105,000	52,923,150
Blackstone	212,300	30,409,852
Charles Schwab	248,074	27,243,487
Intercontinental Exchange	250,620	40,274,634
Marsh & McLennan	227,122	43,107,755
Progressive	213,302	46,516,900
Wells Fargo & Co.	524,100	45,276,999
		346,237,187
Healthcare — 13.08%
Abbott Laboratories	288,600	31,849,896
Cigna Group	90,801	25,068,340
Johnson & Johnson	117,475	31,230,729
Stryker	160,300	51,905,140
Thermo Fisher Scientific	107,836	66,545,595
Zoetis	237,800	18,334,380
		224,934,080
Industrials — 14.61%
Carrier Global	864,100	50,307,902
CSX	533,236	26,933,750
NQ- 456 [0826] 1026 (6010768)    1

Schedule of investments
Nomura Value Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Dover	241,685	$ 46,942,478
DuPont de Nemours	183,662	24,719,069
Jacobs Solutions	387,491	57,755,533
Northrop Grumman	82,710	44,638,587
		251,297,319
Information Technology — 16.78%
Apple	152,625	48,359,231
CDW	225,431	34,170,831
Cisco Systems	438,593	48,460,141
Microsoft	205,000	103,994,450
Qnity Electronics	163,072	19,475,689
QUALCOMM	200,700	34,215,336
		288,675,678
Materials — 3.00%
PPG Industries	460,600	51,665,502
		51,665,502
Real Estate — 3.14%
Prologis	386,266	54,046,339
		54,046,339
Utilities — 3.26%
Duke Energy	467,978	56,115,242
		56,115,242
Total Common Stocks (cost $1,398,955,369)		1,702,734,629

Short-Term Investments — 0.96%
Money Market Mutual Funds — 0.96%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.57%)	4,126,142	4,126,142
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.56%)	4,126,143	4,126,143
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.65%)	4,126,143	4,126,143
2    NQ- 456 [0826] 1026 (6010768)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.58%)	4,126,143	$ 4,126,143
Total Short-Term Investments (cost $16,504,571)		16,504,571
Total Value of Securities—99.94% (cost $1,415,459,940)		1,719,239,200

Receivables and Other Assets Net of Liabilities—0.06%		964,297
Net Assets Applicable to 132,071,335 Shares Outstanding—100.00%		$1,720,203,497
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
NQ- 456 [0826] 1026 (6010768)    3